Annual Total Returns [BarChart] - TCW Developing Markets Equity Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	5.24%
Annual Return 2017	35.66%
Annual Return 2018	(21.47%)
Annual Return 2019	19.22%
Annual Return 2020	23.93%